CENTRE FUNDS – N-CEN for Period Ended September 30, 2018

Item G.1.a.vi, Mergers

Form of Agreement and Plan of Reorganization of the Centre Active U.S. Tax Exempt Fund (the “Target Fund”), a series of Centre Funds (the “Trust”), into the Centre Global Infrastructure Fund (the “Acquiring Fund”), another series of the Trust, is incorporated herein by reference to Registrant’s Registration Statement on Form N-14/A, filed on June 7, 2018, accession number: 0000919574-18-004390.